Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Dec. 10, 2015	Mar. 31, 2015
Document and Entity Information
Entity Registrant Name	PULASKI FINANCIAL CORP
Entity Central Index Key	0001062438
Document Type	10-K
Document Period End Date	Sep. 30, 2015
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 115.6
Entity Common Stock, Shares Outstanding		11,920,597
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY